ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES

7. ACCRUALS AND OTHER CURRENT LIABILITIES

	As of March 31,
	2024	2025
	US$	US$

Accrued bonus and salaries	5,104,554	2,956,825
Other accruals	172,837	538,078
Advance from customer	225,690	378,424
	5,503,081	3,873,327